Convertible Notes and Warrants - Change in Estimated Fair Value of Warrant Liability - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Warrants And Rights Note Disclosure [Abstract]
Change in fair value of warrant liability	$ (3,326)	$ 7,647	$ 200,994	$ (593,365)	$ (782,112)	$ (454,389)